UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, May 12, 2011

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $525,826 (x1000)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  GOLD MINER ETF   57060U100      475     7900 SH       Sole                     7900
iShares Russell 2000 Index     RUSSELL 2000     464287655    66444   789397 SH       Sole                   785472              3925
3M Company                     COM              88579Y101     7442    79591 SH       Sole                    79381               210
AFLAC Inc.                     COM              001055102     8469   160453 SH       Sole                   159438              1015
Abbott Laboratories            COM              002824100     5483   111775 SH       Sole                   111475               300
Accenture PLC Ireland          SHS CLASS A      G1151C101    17131   311651 SH       Sole                   309621              2030
Air Products & Chemicals Inc.  COM              009158106     8942    99154 SH       Sole                    98854               300
Automatic Data Processing Inc. COM              053015103    10673   208012 SH       Sole                   206687              1325
Becton, Dickinson & Co.        COM              075887109    11351   142559 SH       Sole                   141699               860
Coca-Cola Company              COM              191216100     8757   131999 SH       Sole                   131609               390
Computer Sciences Corp.        COM              205363104    10103   207335 SH       Sole                   206775               560
ConocoPhillips                 COM              20825C104     9799   122708 SH       Sole                   122378               330
Darden Restaurants, Inc.       COM              237194105     8649   176042 SH       Sole                   175517               525
Devon Energy Corp.             COM              25179M103    12035   131138 SH       Sole                   130258               880
Diageo PLC ADR                 SPON ADR NEW     25243Q205     6443    84530 SH       Sole                    84310               220
Dover Corp.                    COM              260003108    13153   200082 SH       Sole                   198772              1310
Emerson Electric Company       COM              291011104     7861   134534 SH       Sole                   134154               380
Ensco PLC ADR                  SPONSORED ADR    29358Q109    23351   403716 SH       Sole                   401716              2000
Equifax Inc.                   COM              294429105     9293   239204 SH       Sole                   237694              1510
Hasbro Inc.                    COM              418056107     5220   111438 SH       Sole                   111133               305
Illinois Tool Works, Inc.      COM              452308109     7747   144203 SH       Sole                   143803               400
Intel Corporation              COM              458140100    15627   774361 SH       Sole                   770586              3775
Intuit Inc.                    COM              461202103    14953   281550 SH       Sole                   279570              1980
Jack Henry & Associates Inc.   COM              426281101    11901   351155 SH       Sole                   350205               950
Johnson & Johnson              COM              478160104     8394   141674 SH       Sole                   141284               390
Medtronic, Inc                 COM              585055106    22427   569947 SH       Sole                   567267              2680
Microsoft Corporation          COM              594918104    17115   674075 SH       Sole                   670780              3295
Nike Inc.                      CL B             654106103    11423   150899 SH       Sole                   149924               975
Norfolk Southern Corp.         COM              655844108     9776   141130 SH       Sole                   140740               390
PepsiCo Incorporated           COM              713448108     9432   146443 SH       Sole                   145503               940
Procter & Gamble Co.           COM              742718109     8271   134263 SH       Sole                   133903               360
Sigma-Aldrich Corp.            COM              826552101    12705   199642 SH       Sole                   198312              1330
Spectra Energy Corp.           COM              847560109     8057   296441 SH       Sole                   294486              1955
Staples Inc.                   COM              855030102     8699   447927 SH       Sole                   444957              2970
Stryker Corp.                  COM              863667101     9999   164464 SH       Sole                   163399              1065
Synaptics Inc.                 COM              87157D109     7430   274980 SH       Sole                   273250              1730
Sysco Corporation              COM              871829107    15507   559818 SH       Sole                   556953              2865
TJX Companies, Inc.            COM              872540109    13621   273898 SH       Sole                   272133              1765
United Technologies Corp.      COM              913017109    13552   160096 SH       Sole                   159071              1025
Verizon Communications Inc.    COM              92343V104     8604   223255 SH       Sole                   222595               660
Walt Disney Co.                COM DISNEY       254687106     7333   170170 SH       Sole                   169050              1120
Waste Management Inc.          COM              94106L109     7063   189143 SH       Sole                   188593               550
Waters Corp.                   COM              941848103    16415   188894 SH       Sole                   187599              1295
Willis Group Holdings          SHS              G96666105     8703   215645 SH       Sole                   215045               600